Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 2	$ 361,528	$ (837)	$ (221,898)	$ 138,795
Balance, shares at Dec. 31, 2022	357,258
Issuance of common stock upon exercise of stock options		561			$ 561
Issuance of common stock upon exercise of stock options, shares	4,172				4,000
Stock-based compensation		24,931			$ 24,931
Stock-based compensation, shares	10,464
Issuance of common stock in connection with At-the-Market offering, net of issuance costs		22,805			22,805
Issuance of common stock in connection with At-the-Market offering, net of issuance costs, shares	32,712
Issuance of common stock and warrants in connection with capital raise, net of issuance costs		6,216			6,216
Issuance of common stock and warrants in connection with capital raise, net of issuance costs, shares	68,570
Issuance of common stock in connection with debt extinguishment		9,430			9,430
Issuance of common stock in connection with debt extinguishment, shares	19,047
Net loss				(135,139)	(135,139)
Other comprehensive loss			741		741
Balance at Dec. 31, 2023	$ 2	425,471	(96)	(357,037)	68,340
Balance, shares at Dec. 31, 2023	492,223
Net loss					(51,611)
Balance at Sep. 30, 2024					34,420
Balance at Dec. 31, 2023	$ 2	425,471	(96)	(357,037)	68,340
Balance, shares at Dec. 31, 2023	492,223
Issuance of common stock upon exercise of stock options		315			$ 315
Issuance of common stock upon exercise of stock options, shares	3,390				3,000
Stock-based compensation		15,363			$ 15,363
Stock-based compensation, shares	32,156
Issuance of common stock in connection with At-the-Market offering, net of issuance costs
Issuance of common stock and warrants in connection with capital raise, net of issuance costs		4,239			4,239
Issuance of common stock and warrants in connection with capital raise, net of issuance costs, shares	114,830
Issuance of common stock in connection with debt extinguishment	$ 2	24,606			24,608
Issuance of common stock in connection with debt extinguishment, shares	12,343,423
Net loss				(73,297)	(73,297)
Other comprehensive loss			96		96
Reclassifications and adjustments due to rounding impact from reverse stock split for fractional shares, shares	7,940
Balance at Dec. 31, 2024	$ 4	$ 469,994		$ (430,334)	$ 39,664
Balance, shares at Dec. 31, 2024	12,993,962